Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Small Company Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 2000® Index 1 Yr		Class A Russell 2000® Index 5 Yrs		Class A Russell 2000® Index 10 Yrs		Class A Russell 2000® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell 2000® Index 1 Yr		Class C Russell 2000® Index 5 Yrs		Class C Russell 2000® Index 10 Yrs		Class C Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell 2000® Index 1 Yr		Class R Russell 2000® Index 5 Yrs		Class R Russell 2000® Index 10 Yrs		Class R Russell 2000® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Index 1 Yr		Class R6 Russell 2000® Index 5 Yrs		Class R6 Russell 2000® Index 10 Yrs		Class R6 Russell 2000® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell 2000® Index 1 Yr		Class W Russell 2000® Index 5 Yrs		Class W Russell 2000® Index 10 Yrs		Class W Russell 2000® Index Since Inception
Total	5.46%	8.65%	9.01%		Apr. 15, 2094	5.46%	7.85%	6.56%		3.09%	7.19%	6.58%		19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	10.02%	9.11%	8.82%		Jun. 30, 2098	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	12.20%	10.28%	10.02%		Jan. 04, 2094	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	11.98%	10.10%	9.66%		Oct. 04, 2016	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	12.24%	10.37%	10.08%		May 31, 2013	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	12.24%	10.23%	9.93%		Jun. 12, 2009	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.